Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum payments required under capital and operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2014 were as follows:

	Capital Leases	Operating Leases
Year Ended December 31,
2015	$418	$2,054
2016	164	3,023
2017	4	3,289
2018	—	3,371
2019	—	3,453
Thereafter	—	13,446
Total minimum lease payments	586	$28,636
Less: imputed interest	(11)
Less: current portion	(408)
Capital lease obligations, net of current portion	$167

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum payments required under capital and operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2014 were as follows:

	Capital Leases	Operating Leases
Year Ended December 31,
2015	$418	$2,054
2016	164	3,023
2017	4	3,289
2018	—	3,371
2019	—	3,453
Thereafter	—	13,446
Total minimum lease payments	586	$28,636
Less: imputed interest	(11)
Less: current portion	(408)
Capital lease obligations, net of current portion	$167

Schedule of Future Minimum Contractual Commitments
Future minimum contractual commitments that have initial or remaining non-cancelable terms in excess of one year were as follows:

Contractual Commitments
Year Ended December 31,
2015	$10,465
2016	6,382
2017	4,464
2018	4,232
2019	4,092
Thereafter	4,092
Total commitments	$33,727